NOTES PAYABLE - BANKS (Details) € in Thousands, kr in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2018 USD ($)	Oct. 31, 2018 USD ($)	Jul. 31, 2016 USD ($)	Jul. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 SEK (kr)	Apr. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016	Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
Outstanding guarantees	$ 2,603				$ 2,603				$ 2,952
Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Weighted average interest rate	3.50%				3.50%	3.50%	3.50%		3.50%	3.50%	3.50%
Outstanding guarantees	$ 2,275				$ 2,275				$ 2,465
United States [Member]
Debt Instrument [Line Items]
Weighted average interest rate	6.00%				6.00%	6.00%	6.00%		5.64%	5.64%	5.76%
Line of Credit [Member] | United States [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount		$ 10,000	$ 8,500	$ 8,500								$ 6,500
Pledged assets used to secure credit facility		$ 500
Percentage of collateral		95.00%
Debt instrument, interest rate basis points above reference rate					3.00%
Credit facility, expiration date		Oct. 31, 2021		Jun. 24, 2018
Credit facility, amount outstanding	$ 9,033				$ 9,033				$ 6,605
Credit facility, remaining borrowing capacity	$ 227				$ 227				700
Line of Credit [Member] | United States [Member] | Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Pledged assets used to secure credit facility								$ 500	700			$ 1,000
Percentage of collateral												95.00%
Line of Credit [Member] | United States [Member] | Unbilled Accounts Receivable [Member]
Debt Instrument [Line Items]
Percentage of collateral		80.00%										75.00%
Line of Credit [Member] | United States [Member] | Accounts Receivable [Member]
Debt Instrument [Line Items]
Percentage of collateral		85.00%										85.00%
Line of Credit [Member] | Europe [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate	3.50%
Unused line fee	0.75%
Line Of Credit One [Member] | United States [Member]
Debt Instrument [Line Items]
Credit facility, expiration date			Jun. 24, 2018
Line Of Credit Two [Member] | United States [Member]
Debt Instrument [Line Items]
Debt instrument, effective interest rate	5.50%				5.50%	5.50%	5.50%
Line of Credit Line [Member] | Europe [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate					3.50%
Line of Credit Europe [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount	$ 13,728				$ 13,728
Credit facility, amount outstanding	2,525				2,525				3,410
Line of Credit Europe [Member] | Europe [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | €						€ 12,000
Line of Credit Europe [Member] | Sweden [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount	$ 224				$ 224
Debt instrument, effective interest rate	2.80%				2.80%	2.80%	2.80%
Line of Credit Europe [Member] | Sweden [Member] | Sweden, Kronor
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | kr							kr 2,000
Line of Credit Ten [Member] | Europe [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding | €						€ 2,207				€ 2,848
Guarantees facility [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount	$ 2,860				$ 2,860
Outstanding guarantees	$ 2,603				$ 2,603				$ 2,952
Guarantees facility [Member] | Europe [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | €						2,500
Outstanding guarantees | €						€ 2,275				€ 2,465